Note 14 - Stockholders' Equity (Deficit) (Details Textual)															1 Months Ended		6 Months Ended	12 Months Ended
		Dec. 29, 2022 USD ($) $ / shares	Dec. 27, 2022 $ / shares shares	Oct. 25, 2022 $ / shares	Oct. 12, 2022 USD ($) shares	Sep. 23, 2022	Aug. 03, 2022 USD ($) $ / shares shares	Nov. 17, 2021 USD ($) $ / shares shares	Nov. 15, 2021 USD ($) $ / shares shares	Jan. 27, 2021 $ / shares shares	Jan. 27, 2021 USD ($) $ / shares shares	Jan. 22, 2021 $ / shares shares	May 09, 2019 USD ($)	Jun. 21, 2016 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Jan. 31, 2011 shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares		Jun. 17, 2021 shares	Jun. 16, 2020 shares	Dec. 31, 2011
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares				$ 0.001											$ 0.001		$ 0.001	$ 0.001	$ 0.001
Stock Issued During Period, Value, New Issues																		$ 790,000	$ 44,716,000
Share Price (in dollars per share) | $ / shares								$ 14.92
Common Stock, Value, Issued, Ending Balance	[1]														$ 8,000		$ 8,000	8,000	7,000	[2]
Warrants and Rights Outstanding															$ 7,098,000		$ 7,098,000	$ 7,098,000	$ 0
Employee Stock Purchase Plan, Shares Issued, Weighted Average Fair Value (in dollars per share) | $ / shares																		$ 6.82	$ 20.23
Restricted Stock Units (RSUs) [Member]
Share-Based Payment Arrangement, Shares Withheld for Tax Withholding Obligation (in shares) | shares																	0
2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options, Outstanding (in shares) | shares																100,000
Stock Option Plan Option Reserve Annual Increase as Percentage of Outstanding Shares Allowed																							4.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in shares) | shares																						300,000
The 2020 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in shares) | shares																					200,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares) | shares															342,827		342,827	342,827
Amended ESPP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in shares) | shares																					300,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares) | shares															211,876		211,876	211,876
Employee Stock Purchase Plan (ESPP) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in shares) | shares															10,941		10,941	10,941				200,000
Securities Purchase Agreement [Member]
Proceeds from Issuance or Sale of Equity, Total							$ 300,000
Proceeds from Issuance or Sale of Equity, Net							$ 200,000
December 2022 Financing [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares			748,744
Proceeds from Issuance or Sale of Equity, Total															$ 7,500,000
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares			$ 0.001
Equity Offering, Price Per Unit (in dollars per share) | $ / shares		$ 2.22625
Proceeds from Issuance or Sale of Equity, Net		$ 6,600,000
Proceeds from Issuance of Common Stock		$ 95,000
Private Placement [Member] | Armistice Capital and Rock Springs Capital [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares										108,750	833,750	725,000
Proceeds from Issuance of Common Stock											$ 28,900,000
Shares Issued, Price Per Share (in dollars per share) | $ / shares										$ 35.25	$ 35.25	$ 35.25
2021 Registered Direct Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares								875,000
Proceeds from Issuance or Sale of Equity, Total								$ 14,000,000.0	$ 14,000,000.0
Proceeds from Issuance of Common Stock																		$ 7,528,000	$ 0
Shares Issued, Price Per Share (in dollars per share) | $ / shares								$ 16.00
Net Proceeds from Issuance of Common Stock and Exercise of Warrants								$ 13,900,000
Stock Issued During Period, Value, New Issues								13,100,000
Common Stock, Value, Issued, Ending Balance								$ 8,400,000
ATM Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares																		0.1	200,000
Proceeds from Issuance of Common Stock																		$ 458,000	$ 7,474,000
Aggregate Offering Price, Maximum													$ 80,000,000.0	$ 40,000,000.0				$ 35,600,000
Aggregate Offering Price, Increase During Period													$ 40,000,000.0
August 2022 LPC Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares							81,150
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares		$ 2.07					$ 4.07								$ 2.07		$ 2.07	$ 2.07
Proceeds from Issuance or Sale of Equity, Net							$ 110,000
Warrants and Rights Outstanding							$ 300,000
The 2022 Prefunded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares			2,632,898
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares		0.0001
Equity Offering, Price Per Unit (in dollars per share) | $ / shares		$ 2.22615
Warrants and Rights Outstanding, Measurement Input (in dollars per share) | $ / shares		2.22615
Common Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares			4,227,052
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares		$ 2.07
November 2021 Financing Warrants [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares									875,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares									875,000						125,000		125,000	125,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares								$ 20.00	$ 20.00						$ 20.00		$ 20.00	$ 20.00
Warrants and Rights Outstanding								$ 5,600,000	$ 8,600,000
November 2021 Financing Warrants [Member] | 2021 Registered Direct Offering [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares								875,000
Redeemable Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares							3,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares							$ 0.001
Preferred Stock Stated Value Per Share (in dollars per share) | $ / shares							$ 100
Temporary Equity, Carrying Amount, Attributable to Parent							$ 100,000
Preferred Stock, Redemption Price Per Share (in dollars per share) | $ / shares							$ 3.70
Preferred Stock, Company Option to Convert, Percentage of Stated Value					105.00%		105.00%
Preferred Stock, Purchaser Option to Convert, Percentage of Stated Value							110.00%
Dividends, Preferred Stock, Total							$ 200,000
Reverse Stock Split, Preferred Stock Votes per Share							1,000,000
Preferred Stock, Shares Outstanding, Ending Balance (in shares) | shares					3,000
Preferred Stock, Redemption Amount					$ 300,000
Preferred Stock, Elimination of Designation, Shares (in shares) | shares					3,000
Proceeds from Issuance or Sale of Equity, Net							$ 129,000
Stock Issued During Period, Value, New Issues																		$ 110,000
Maximum [Member] | 2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares to be Added (in shares) | shares																						700,000
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio				20
Reverse Stock Split [Member] | Maximum [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio						30

[1]	Adjusted to give retroactive effect to a 1-for-20 reverse stock split effective as of 5:01 p.m. Eastern Time on October 25, 2022.
[2]	The condensed consolidated balance sheet as of December 31, 2020 has been derived from the audited financial statements as of that date included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2020.